RESTRICTED NET ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
RESTRICTED NET ASSETS [Abstract]
Movement of Statutory Reserve
The movement of statutory reserve during the years ended December 31, are as follows:

	As of December 31,
	2020 $	2021 $

At the beginning of the financial year	46	2,363
Transferred from retained earnings	2,317	3,781
At the end of the financial year	2,363	6,144